Concentration of Credit Risk - Additional Information (Details) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)
Concentration Risk [Line Items]
Less foreign exchange (gains)/losses	$ 4,658.0	$ 4,897.7	$ 5,006.5
Reinsurance Recoverables, Collateralized	0.560	0.579
Underwriting premiums receivables (net of allowance for expected credit losses of 2023: $21.6 — 2022: $25.0)	$ 1,676.8	$ 1,482.4
Due for settlement	5.9
Premium Receivable, Allowance for Credit Loss	$ 21.6	25.0	$ 25.0
Allowable holdings of a single issue or issuer, percentage	2.00%
Reinsurance Recoverable, Allowance for Credit Loss	$ 3.3	$ 3.7
Munich Re
Concentration Risk [Line Items]
Concentration risk	0.092	0.097
Everest Re
Concentration Risk [Line Items]
Concentration risk	0.160	0.163
Lloyd's
Concentration Risk [Line Items]
Concentration risk	0.078	0.082
AA- or higher
Concentration Risk [Line Items]
Reinsurance Recoverables, Collateralized	0.435	0.420
AA- or lower
Concentration Risk [Line Items]
Reinsurance Recoverables, Collateralized	0.005	0.001